TAXATION	12 Months Ended
Dec. 31, 2023
TAXATION
TAXATION

18.    TAXATION

Income tax is accounted for in accordance with ASC 740, Income Taxes including ASU 2019-12. As the Company operates in the legal cannabis industry, the Company is also subject to the limits of Section 280E for U.S. federal income tax purposes as well as state income tax purposes for all states except for Illinois, Massachusetts, and New Jersey. Under Section 280E, the Company is generally only allowed to deduct expenses directly related to cost of goods sold. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. Therefore, the effective tax rate can be highly variable and may not necessarily correlate with pre-tax income or loss.

The Company is treated as a U.S. corporation for the U.S. federal income tax purposes under Section 7874 of the Internal Revenue Code, as amended (“Section 7874”) and is subject to U.S. federal income tax on its worldwide income. However, for Canadian tax purposes, the Company, regardless of any application of Section 7874, is treated as a Canadian resident company (as defined in the Income Tax Act (Canada) (the “ITA”) for Canadian income tax purposes. As a result, the Company is subject to taxation both in Canada and the United States. The Company is also subject to state income taxation in Massachusetts, Pennsylvania, Florida, Illinois, Nevada, New Jersey, and Ohio.

For the years ended December 31, 2023 and 2022, income tax expense consisted of:

	Year Ended
	2023	2022
Current expense :
Federal	$47,727	$34,121
State	7,112	9,040
Total current expense :	54,839	43,161
Deferred (benefit) expense :
Federal	(6,912)	(3,173)
State	(536)	4,761
Foreign	(1,235)	(232)
Change in valuation allowance	1,235	232
Total deferred (benefit) expense :	(7,448)	1,588
Total income tax expense :	$47,391	$44,749

Interest and penalties included in current tax expense were $9,762 and $nil, respectively, for the years ended December 31, 2023 and 2022.

18.    TAXATION (Continued)

The difference between the income tax expense for the years ended December 31, 2023 and 2022 and the expected income taxes based on the statutory tax rate applied to income (loss) before income tax as follows:

	Year Ended
	2023	2022
Expected income tax recovery	$(9,609)	$(36,147)
Difference in foreign tax rates	(6,030)	(4,311)
State taxes	6,576	13,802
Foreign exchange gain or loss	370	146
Impairment loss	1,327	24,769
Translation adjustment	(226)	669
Unrealized change in fair value of financial liabilities	(4,835)	(13,248)
Acquisition costs	872	147
Interest income inclusion	6,465	4,244
Non-deductible expenses	46,262	58,423
Amortization of debt premium	(815)	(815)
Restricted stock	731	—
Accrued tax penalties and interest	9,762	—
Change in effective tax rate	(1,627)	—
Prior year adjustment	(2,201)	(2,877)
Valuation allowance	1,235	232
Other	(867)	(285)
	$47,391	$44,749

As of December 31, 2023 and 2022, the components of deferred tax assets and liabilities were as follows:

	Year Ended
	2023	2022
Deferred tax assets
Net operating losses	$11,663	$9,515
Share issuance costs	616	1,311
Share-based compensation	210	1,385
Inventory	2,032	1,298
Lease liabilities	1,170	—
Other assets	1,153	763
Total deferred tax assets	16,844	14,272

Deferred tax liabilities
Depreciation	(7,846)	(7,173)
Amortization	(63,320)	(69,440)
Debt financing costs	(584)	(1,202)
Other liabilities	(40)	(86)
Total deferred tax liabilities	(71,790)	(77,901)
Valuation allowance	(10,019)	(8,784)
Net deferred tax liability	$(64,965)	$(72,413)

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The Company assesses the positive and negative evidence to determine if sufficient future taxable income is expected to be generated to use the existing deferred tax assets. On the basis of our assessment, the valuation allowance increased $1,235 and $232, for the years ended December 31, 2023 and 2022, respectively.

18.    TAXATION (Continued)

As of December 31, 2023 and 2022,the Company had $32,865 and $30,538, respectively of gross Canadian net operating loss carry forwards which will begin to expire in 2037. As of December 31, 2023 and 2022, the Company has $15,688 and $15,867 respectively of various state net operating loss carry forwards which will begin to expire in 2042.

The Company operates in a number of United States state tax jurisdictions and is subject to examination of its income tax returns by tax authorities in those jurisdictions who may challenge any item on these returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain. In accordance with ASC 740 – Income Taxes, the Company recognizes the benefits of uncertain tax positions in our financial statements only after determining that it is more likely than not that the uncertain tax positions will be sustained.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in the provision for income taxes. There are no positions for which it is reasonably possible that the uncertain tax benefit will significantly increase or decrease within twelve months. The Company files income tax returns in the United States, various state jurisdictions, and Canada, which remain open to examination by the respective jurisdictions for the 2020 tax year to the present.